April 7, 2008
VIA EDGAR AND FACSIMILE: 202.772.9205
Tim Buchmiller
Division of Corporation Finance
Securities and Exchange Commission
Station Place
Mail Stop 3561
100 F Street, N.E.
Washington, DC 20549

Re:	AMDL, Inc. Registration Statement on Form S-3 File No. 333-149412
Dear Mr. Buchmiller:
Pursuant to Rule 461 under the Securities Act of 1933, AMDL, Inc. (the “Company”) hereby requests acceleration of the effective date of the registration statement on Form S-3 (Commission File No. 333-149412) for Wednesday, April 9, 2008, at 10:00 A.M., Eastern Daylight Time, or as soon as practicable thereafter.
The Company acknowledges that the action of the Securities and Exchange Commission (“SEC”) or the staff, acting pursuant to delegated authority, in declaring this filing effective, does not relieve the Company from its responsibility for the accuracy and adequacy of the disclosure in this filing.
The Company also acknowledges that should the SEC or the staff, acting pursuant to delegated authority, declare this filing effective, it does not foreclose the SEC from taking any action with respect to this filing. The Company further acknowledges that the Company may not assert the declaration of effectiveness as a defense in any proceeding initiated by the SEC or any other person under the federal securities laws of the United States.

If you have any questions, please contact the undersigned at (714) 505-4461.
Very truly yours,
/s/ Akio Ariura
Akio Ariura
Chief Financial Officer
AMDL, Inc.
2492 Walnut Ave., Suite 100, Tustin, CA 92780
Phone 714.505.4460 FAX 714.505.4464
Web site: http://www.amdl.com E-mail address: info@amdl.com